Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Statement [Line Items]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2024	2023	2022
	(In millions)
Short-term employee benefits	¥1,693	¥1,537	¥1,571
Share-based compensation	868	461	457

Key management personnel of entity or parent [member]
Statement [Line Items]
Transaction Amounts with Related Party

	At March 31,
	2024	2023

	(In millions)
Assets:
Loans and advances	¥573	¥44

Liabilities:
Deposits	¥2,959	¥2,865
Others	116	129

Associates, joint ventures, and other entities [Member]
Statement [Line Items]
Transaction Amounts with Related Party

	At March 31,
	2024	2023

	(In millions)
Assets:
Loans and advances	¥2,160,444	¥2,276,216
Others	72,049	186,617

Liabilities:
Deposits	¥460,472	¥290,452
Others	72,762	56,801

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥101,016	¥87,521	¥68,780
Expense (interest expense and others)	59,968	43,473	25,046